MASSMUTUAL PREMIER FUNDS

Supplement dated July 20, 2006 to the

Prospectus dated March 1, 2006

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Mid-Cap Value Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been eliminated. Corresponding changes to the Fund’s investment objective, name and portfolio management are described below. All of the changes noted in this supplement will take effect 60 days from the date of this supplement.

The following information replaces the information found under Investment Objective and Principal Investment Strategies and Risks on page 48 for the Mid-Cap Value Fund, now known as the Discovery Value Fund:

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well. The Fund emphasizes investment in equity securities of companies that the portfolio managers believe are undervalued in the marketplace.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), uses a “value” approach to investing. OFI Institutional searches for securities of companies it believes to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. OFI Institutional selects securities one at a time. This is called a “bottom up” approach, and OFI Institutional uses fundamental company analysis to focus on particular companies before considering industry trends. OFI Institutional considers the following factors in assessing a company’s prospects:

•	Favorable supply/demand conditions for key products

•	Development of new products or businesses

•	Quality of management

•	Competitive position in the marketplace

•	Allocation of capital

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 62.

The following information replaces similar information found on page 49:

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Discovery Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.25% for the quarter ended March 31, 2003 and the lowest was -14.93% for the quarter ended September 30, 2002.

Average Annual Total Returns for

Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2005)

The table compares investment results for accounts managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since 3/2001
OFI Mutual Fund
Class S*	12.14%	17.08%
Class Y*	12.07%	17.01%
Class L*	11.92%	16.86%
Class A*	5.25%	15.18%
Class N*	10.37%	16.28%

Russell Midcap Value Index^	12.65%	12.84%
Russell 2500 Value Index^^	7.74%	13.79%

*	Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OppenheimerFunds, Inc. (“OFI”) with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Small- & Mid- Cap Value Fund (“OFI Fund”) which is registered under the Investment Company Act of 1940 and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Leavy has managed the OFI Fund since March 1, 2001 and Mr. Damian has managed the OFI Fund since October 10, 2001. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Discovery Value Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Discovery Value Fund.

^	The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^	The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

The following information replaces the information for Thomas J. Hoey found under About the Investment Adviser and Sub-Advisers:

Christopher Leavy

is the portfolio manager of the Value Fund and is a portfolio manager of the Discovery Value Fund. Mr. Leavy is a Senior Vice President of OFI Institutional, which he joined in May 2006. Mr. Leavy has been a Senior Vice President and portfolio manager of OFI since 2000. Previously, he was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

John Damian

is a portfolio manager of the Discovery Value Fund. Mr. Damian is a Vice President of OFI Institutional, which he joined in July 2006. Mr. Damian has been a Vice President and portfolio manager of OFI since 2001. Previously, he was a Senior Analyst/Director for Citigroup Asset Management since 1999 and prior to that was a Senior Research Analyst for Pzena Investment Management from 1997 to 1999.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-06-06

MASSMUTUAL PREMIER FUNDS

Supplement dated July 20, 2006 to the

Class S Prospectus dated March 1, 2006

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Mid-Cap Value Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been eliminated. Corresponding changes to the Fund’s investment objective, name and portfolio management are described below. All of the changes noted in this supplement will take effect 60 days from the date of this supplement.

The following information replaces the information found under Investment Objective and Principal Investment Strategies and Risks on page 46 for the Mid-Cap Value Fund, now known as the Discovery Value Fund:

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well. The Fund emphasizes investment in equity securities of companies that the portfolio managers believe are undervalued in the marketplace.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), uses a “value” approach to investing. OFI Institutional searches for securities of companies it believes to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. OFI Institutional selects securities one at a time. This is called a “bottom up” approach, and OFI Institutional uses fundamental company analysis to focus on particular companies before considering industry trends. OFI Institutional considers the following factors in assessing a company’s prospects:

•	Favorable supply/demand conditions for key products

•	Development of new products or businesses

•	Quality of management

•	Competitive position in the marketplace

•	Allocation of capital

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 60.

The following information replaces similar information found on page 47:

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Discovery Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.25% for the quarter ended March 31, 2003 and the lowest was -14.93% for the quarter ended September 30, 2002.

Average Annual Total Returns for

Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2005)

The table compares investment results for accounts managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since 3/2001
OFI Mutual Fund
Class S*	12.14%	17.08%

Russell Midcap Value Index^	12.65%	12.84%
Russell 2500 Value Index^^	7.74%	13.79%

*	Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OppenheimerFunds, Inc. (“OFI”) with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Small- & Mid- Cap Value Fund (“OFI Fund”) which is registered under the Investment Company Act of 1940 and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Leavy has managed the OFI Fund since March 1, 2001 and Mr. Damian has managed the OFI Fund since October 10, 2001. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Discovery Value Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Discovery Value Fund.

^	The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^	The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

The following information replaces the information for Thomas J. Hoey found under About the Investment Adviser and Sub-Advisers:

Christopher Leavy

is the portfolio manager of the Value Fund and is a portfolio manager of the Discovery Value Fund. Mr. Leavy is a Senior Vice President of OFI Institutional, which he joined in May 2006. Mr. Leavy has been a Senior Vice President and portfolio manager of OFI since 2000. Previously, he was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

John Damian

is a portfolio manager of the Discovery Value Fund. Mr. Damian is a Vice President of OFI Institutional, which he joined in July 2006. Mr. Damian has been a Vice President and portfolio manager of OFI since 2001. Previously, he was a Senior Analyst/Director for Citigroup Asset Management since 1999 and prior to that was a Senior Research Analyst for Pzena Investment Management from 1997 to 1999.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000S-06-06

MASSMUTUAL PREMIER FUNDS

Supplement dated July 20, 2006 to the

Class Y Prospectus dated March 1, 2006

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Mid-Cap Value Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been eliminated. Corresponding changes to the Fund’s investment objective, name and portfolio management are described below. All of the changes noted in this supplement will take effect 60 days from the date of this supplement.

The following information replaces the information found under Investment Objective and Principal Investment Strategies and Risks on page 42 for the Mid-Cap Value Fund, now known as the Discovery Value Fund:

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well. The Fund emphasizes investment in equity securities of companies that the portfolio managers believe are undervalued in the marketplace.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), uses a “value” approach to investing. OFI Institutional searches for securities of companies it believes to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. OFI Institutional selects securities one at a time. This is called a “bottom up” approach, and OFI Institutional uses fundamental company analysis to focus on particular companies before considering industry trends. OFI Institutional considers the following factors in assessing a company’s prospects:

•	Favorable supply/demand conditions for key products

•	Development of new products or businesses

•	Quality of management

•	Competitive position in the marketplace

•	Allocation of capital

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 54.

The following information replaces similar information found on page 43:

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Discovery Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.23% for the quarter ended March 31, 2003 and the lowest was -14.95% for the quarter ended September 30, 2002.

Average Annual Total Returns for

Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2005)

The table compares investment results for accounts managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since 3/2001
OFI Mutual Fund
Class Y*	12.07%	17.01%

Russell Midcap Value Index^	12.65%	12.84%
Russell 2500 Value Index^^	7.74%	13.79%

*	Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OppenheimerFunds, Inc. (“OFI”) with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The performance is of the Oppenheimer Small- & Mid- Cap Value Fund (“OFI Fund”) which is registered under the Investment Company Act of 1940 and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Leavy has managed the OFI Fund since March 1, 2001 and Mr. Damian has managed the OFI Fund since October 10, 2001. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Discovery Value Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Discovery Value Fund.

^	The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^	The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

The following information replaces the information for Thomas J. Hoey found under About the Investment Adviser and Sub-Advisers:

Christopher Leavy

is the portfolio manager of the Value Fund and is a portfolio manager of the Discovery Value Fund. Mr. Leavy is a Senior Vice President of OFI Institutional, which he joined in May 2006. Mr. Leavy has been a Senior Vice President and portfolio manager of OFI since 2000. Previously, he was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

John Damian

is a portfolio manager of the Discovery Value Fund. Mr. Damian is a Vice President of OFI Institutional, which he joined in July 2006. Mr. Damian has been a Vice President and portfolio manager of OFI since 2001. Previously, he was a Senior Analyst/Director for Citigroup Asset Management since 1999 and prior to that was a Senior Research Analyst for Pzena Investment Management from 1997 to 1999.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000Y-06-06

MASSMUTUAL PREMIER FUNDS

Supplement dated July 20, 2006 to the Class L Prospectus dated March 1, 2006

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Mid-Cap Value Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been eliminated. Corresponding changes to the Fund’s investment objective, name and portfolio management are described below. All of the changes noted in this supplement will take effect 60 days from the date of this supplement.

The following information replaces the information found under Investment Objective and Principal Investment Strategies and Risks on page 40 for the Mid-Cap Value Fund, now known as the Discovery Value Fund:

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well. The Fund emphasizes investment in equity securities of companies that the portfolio managers believe are undervalued in the marketplace.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), uses a “value” approach to investing. OFI Institutional searches for securities of companies it believes to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. OFI Institutional selects securities one at a time. This is called a “bottom up” approach, and OFI Institutional uses fundamental company analysis to focus on particular companies before considering industry trends. OFI Institutional considers the following factors in assessing a company’s prospects:

•	Favorable supply/demand conditions for key products

•	Development of new products or businesses

•	Quality of management

•	Competitive position in the marketplace

•	Allocation of capital

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 52.

The following information replaces similar information found on page 41:

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Discovery Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.20% for the quarter ended March 31, 2003 and the lowest was -14.99% for the quarter ended September 30, 2002.

Average Annual Total Returns for

Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2005)

The table compares investment results for accounts managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since 3/2001
OFI Mutual Fund
Class L*	11.92%	16.86%

Russell Midcap Value Index^	12.65%	12.84%
Russell 2500 Value Index^^	7.74%	13.79%

*	Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OppenheimerFunds, Inc. (“OFI”) with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The performance is of the Oppenheimer Small- & Mid- Cap Value Fund (“OFI Fund”) which is registered under the Investment Company Act of 1940 and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Leavy has managed the OFI Fund since March 1, 2001 and Mr. Damian has managed the OFI Fund since October 10, 2001. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Discovery Value Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Discovery Value Fund.

^	The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^	The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

The following information replaces the information for Thomas J. Hoey found under About the Investment Adviser and Sub-Advisers:

Christopher Leavy

is the portfolio manager of the Value Fund and is a portfolio manager of the Discovery Value Fund. Mr. Leavy is a Senior Vice President of OFI Institutional, which he joined in May 2006. Mr. Leavy has been a Senior Vice President and portfolio manager of OFI since 2000. Previously, he was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

John Damian

is a portfolio manager of the Discovery Value Fund. Mr. Damian is a Vice President of OFI Institutional, which he joined in July 2006. Mr. Damian has been a Vice President and portfolio manager of OFI since 2001. Previously, he was a Senior Analyst/Director for Citigroup Asset Management since 1999 and prior to that was a Senior Research Analyst for Pzena Investment Management from 1997 to 1999.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000L-06-06

MASSMUTUAL PREMIER FUNDS

Supplement dated July 20, 2006 to the

Class A Prospectus dated March 1, 2006

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Mid-Cap Value Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been eliminated. Corresponding changes to the Fund’s investment objective, name and portfolio management are described below. All of the changes noted in this supplement will take effect 60 days from the date of this supplement.

The following information replaces the information found under Investment Objective and Principal Investment Strategies and Risks on page 42 for the Mid-Cap Value Fund, now known as the Discovery Value Fund:

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well. The Fund emphasizes investment in equity securities of companies that the portfolio managers believe are undervalued in the marketplace.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), uses a “value” approach to investing. OFI Institutional searches for securities of companies it believes to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. OFI Institutional selects securities one at a time. This is called a “bottom up” approach, and OFI Institutional uses fundamental company analysis to focus on particular companies before considering industry trends. OFI Institutional considers the following factors in assessing a company’s prospects:

•	Favorable supply/demand conditions for key products

•	Development of new products or businesses

•	Quality of management

•	Competitive position in the marketplace

•	Allocation of capital

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 56.

The following information replaces similar information found on page 43:

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Discovery Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.15% for the quarter ended March 31, 2003 and the lowest was -15.05% for the quarter ended September 30, 2002.

Average Annual Total Returns for

Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2005)

The table compares investment results for accounts managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since 3/2001
OFI Mutual Fund
Class A*	5.25%	15.18%

Russell Midcap Value Index^	12.65%	12.84%
Russell 2500 Value Index^^	7.74%	13.79%

*	Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OppenheimerFunds, Inc. (“OFI”) with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Small- & Mid- Cap Value Fund (“OFI Fund”) which is registered under the Investment Company Act of 1940 and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Leavy has managed the OFI Fund since March 1, 2001 and Mr. Damian has managed the OFI Fund since October 10, 2001. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Discovery Value Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Discovery Value Fund.

^	The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^	The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

The following information replaces the information for Thomas J. Hoey found under About the Investment Adviser and Sub-Advisers:

Christopher Leavy

is the portfolio manager of the Value Fund and is a portfolio manager of the Discovery Value Fund. Mr. Leavy is a Senior Vice President of OFI Institutional, which he joined in May 2006. Mr. Leavy has been a Senior Vice President and portfolio manager of OFI since 2000. Previously, he was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

John Damian

is a portfolio manager of the Discovery Value Fund. Mr. Damian is a Vice President of OFI Institutional, which he joined in July 2006. Mr. Damian has been a Vice President and portfolio manager of OFI since 2001. Previously, he was a Senior Analyst/Director for Citigroup Asset Management since 1999 and prior to that was a Senior Research Analyst for Pzena Investment Management from 1997 to 1999.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000A-06-06

MASSMUTUAL PREMIER FUNDS

Supplement dated July 20, 2006 to the

Class N Prospectus dated March 1, 2006

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the Mid-Cap Value Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, has been eliminated. Corresponding changes to the Fund’s investment objective, name and portfolio management are described below. All of the changes noted in this supplement will take effect 60 days from the date of this supplement.

The following information replaces the information found under Investment Objective and Principal Investment Strategies and Risks on page 44 for the Mid-Cap Value Fund, now known as the Discovery Value Fund:

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well. The Fund emphasizes investment in equity securities of companies that the portfolio managers believe are undervalued in the marketplace.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), uses a “value” approach to investing. OFI Institutional searches for securities of companies it believes to be undervalued in the marketplace, in relation to factors such as a company’s book value, sales, earnings, growth potential and cash flows. OFI Institutional selects securities one at a time. This is called a “bottom up” approach, and OFI Institutional uses fundamental company analysis to focus on particular companies before considering industry trends. OFI Institutional considers the following factors in assessing a company’s prospects:

•	Favorable supply/demand conditions for key products

•	Development of new products or businesses

•	Quality of management

•	Competitive position in the marketplace

•	Allocation of capital

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 58.

The following information replaces similar information found on page 45:

Performance for Similar Accounts managed by OFI Institutional or certain of its affiliates*

The bar chart illustrates the variability of returns achieved by OFI Institutional or certain of its affiliates for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Discovery Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.10% for the quarter ended March 31, 2003 and the lowest was -15.13% for the quarter ended September 30, 2002.

Average Annual Total Returns for

Similar Accounts managed by OFI Institutional or certain of its affiliates*

(for the periods ended December 31, 2005)

The table compares investment results for accounts managed by OFI Institutional or certain of its affiliates with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since 3/2001
OFI Mutual Fund
Class N*	10.37%	16.28%

Russell Midcap Value Index^	12.65%	12.84%
Russell 2500 Value Index^^	7.74%	13.79%

*	Performance shown is from a mutual fund managed by the portfolio managers of the Fund for OppenheimerFunds, Inc. (“OFI”) with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The performance is of the Oppenheimer Small- & Mid- Cap Value Fund (“OFI Fund”) which is registered under the Investment Company Act of 1940 and is provided solely to illustrate the performance of the portfolio managers in managing such a portfolio. Mr. Leavy has managed the OFI Fund since March 1, 2001 and Mr. Damian has managed the OFI Fund since October 10, 2001. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Discovery Value Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Discovery Value Fund.

^	The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^	The Russell 2500 Value Index is an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

The following information replaces the information for Thomas J. Hoey found under About the Investment Adviser and Sub-Advisers:

Christopher Leavy

is the portfolio manager of the Value Fund and is a portfolio manager of the Discovery Value Fund. Mr. Leavy is a Senior Vice President of OFI Institutional, which he joined in May 2006. Mr. Leavy has been a Senior Vice President and portfolio manager of OFI since 2000. Previously, he was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

John Damian

is a portfolio manager of the Discovery Value Fund. Mr. Damian is a Vice President of OFI Institutional, which he joined in July 2006. Mr. Damian has been a Vice President and portfolio manager of OFI since 2001. Previously, he was a Senior Analyst/Director for Citigroup Asset Management since 1999 and prior to that was a Senior Research Analyst for Pzena Investment Management from 1997 to 1999.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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